Shareholders’ equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders’ equity

14. Shareholders’ equity

At December 31, 2023, the Company had 18,216,958 ordinary shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.

In March 2024, 72,908 new ADSs were sold and issued pursuant to the Prior ATM, and the Company recorded an increase in ordinary shares, no par value of €270,885.

For the six-months ended June 30, 2024, the Company accrued €232,768 as the fair value of stock options granted as per the Plan. (See Note 15. Share-based compensation for more details.)

At June 30, 2024, the Company had 18,289,866 common shares issued and outstanding, with approximately 1.8 million ordinary shares reserved for the Plan.

At December 31, 2024, the Company had 18,289,866 common shares issued and outstanding with approximately 0.9 million ordinary shares reserved for the Plan.

In March 2025, 856,602 new ADSs were issued pursuant to the ATM, and the Company recorded an increase in ordinary shares, no par value of €2,977,061.

At June 30, 2025, the Company had 19,146,468 ordinary shares issued and outstanding, with approximately 0.4 million common shares reserved for the Plan.

For the six months ended June 30, 2025, the Company accrued €424,360 as the fair value of stock options granted as per the Plan. (See Note 15. Share-based compensation for more details.)